Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Class of Treasury Stock	The following table summarizes the preferred units repurchases for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025		2024		2023
	#	$	#	$	#	$
Series A Preferred Units	—	—	—	—	29,395	700
Series B Preferred Units	—	—	—	—	131,081	3,272
Total	—	—	—	—	160,476	3,972